Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Purchase Commitment [Line Items]
ERFP Commitments	$ 78,900	$ 33,900	$ 0
Ashford Trust
Long-term Purchase Commitment [Line Items]
ERFP Commitments	28,900	33,900	0
Braemar
Long-term Purchase Commitment [Line Items]
ERFP Commitments	$ 50,000	$ 0	$ 0